Short-Term Bank Borrowings (Tables)	6 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of Short-Term Bank Borrowings	Short-term bank borrowings consisted of the following as of September 30, 2023 and March 31, 2023:
	As of September 30,	As of March 31,
	2023	2023
Industrial Bank Co., Ltd	$-	$1,018,672
Postal Saving Bank of Chin	-	1,076,880
Rural Credit Cooperative (ShunChang)	-	145,524
Short-term bank borrowings from discontinued operations (Note 15)	-	(2, 241,076)
Total	$-	$-

Schedule of Secure Short Term Borrowings	The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:
	As of September 30,	As of March 31,
	2023	2023
Buildings, net	$-	$1,176,100
Land use rights, net	-	83,520
Total	$-	$1,259,620